Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.6%
Aristocrat Leisure Ltd.	305,691	$13,055,772
Brambles Ltd.	475,565	6,249,712
Commonwealth Bank of Australia	642,743	68,509,392
Goodman Group	481,866	9,224,763
Insurance Australia Group Ltd.	655,835	3,444,753
Macquarie Group Ltd.	133,572	16,506,163
National Australia Bank Ltd.	896,937	20,710,907
Northern Star Resources Ltd.	263,023	3,230,889
Pro Medicus Ltd.	33,849	4,963,290
Qantas Airways Ltd.	309,728	1,751,177
REA Group Ltd.	18,697	2,970,575
SGH Ltd.	59,951	1,960,677
Stockland	752,133	2,643,173
Suncorp Group Ltd.	270,480	3,517,345
Wesfarmers Ltd.	194,986	9,768,067
Westpac Banking Corp.	1,340,294	28,126,284
WiseTech Global Ltd.	31,718	1,803,578
Xero Ltd.(a)	37,412	3,939,973
		202,376,490
Austria — 0.2%
Erste Group Bank AG	88,059	5,963,497
Belgium — 1.1%
Ageas SA	36,495	2,288,829
Argenx SE(a)	17,542	11,340,013
D'ieteren Group	3,745	747,880
Lotus Bakeries NV	159	1,528,796
UCB SA	75,385	13,821,019
		29,726,537
Canada — 17.9%
Agnico Eagle Mines Ltd.	205,186	24,115,978
AltaGas Ltd.	65,795	1,947,219
Bank of Nova Scotia (The)	320,725	16,047,882
Barrick Gold Corp.	324,113	6,180,858
Brookfield Asset Management Ltd., Class A	210,919	11,254,317
Brookfield Corp., Class A	581,504	31,239,073
Brookfield Renewable Corp.	36,473	1,039,478
Canadian Imperial Bank of Commerce	536,339	33,827,561
CCL Industries Inc., Class B, NVS	54,752	2,861,116
Constellation Software Inc./Canada	6,433	23,183,952
Descartes Systems Group Inc. (The)(a)	27,322	2,877,273
Dollarama Inc.	118,916	14,672,575
Element Fleet Management Corp.	145,805	3,192,988
Enbridge Inc.	584,937	27,354,482
Fairfax Financial Holdings Ltd.	6,236	9,735,777
FirstService Corp.	14,827	2,602,307
Fortis Inc./Canada	92,379	4,574,724
Franco-Nevada Corp.	28,905	4,967,274
George Weston Ltd.	22,480	4,379,898
GFL Environmental Inc.	72,603	3,622,777
Gildan Activewear Inc.	66,152	3,048,482
Hydro One Ltd.(b)	96,509	3,713,069
iA Financial Corp. Inc.	38,001	3,691,494
IGM Financial Inc.	27,147	862,694
Imperial Oil Ltd.	41,700	2,812,769
Intact Financial Corp.	64,492	14,322,875
Ivanhoe Mines Ltd., Class A(a)(c)	91,829	815,310
Keyera Corp.	69,845	2,167,900
Kinross Gold Corp.	517,394	7,637,435
Loblaw Companies Ltd.	57,033	9,258,658
Security	Shares	Value
Canada (continued)
Lundin Mining Corp.	6,226	$50,942
Manulife Financial Corp.	818,926	25,097,652
Metro Inc./CN	55,915	4,309,016
National Bank of Canada	137,490	12,075,504
Pan American Silver Corp.	97,009	2,442,465
Pembina Pipeline Corp.	193,975	7,415,119
Power Corp. of Canada	171,029	6,473,446
Royal Bank of Canada	711,617	85,413,655
TC Energy Corp.	468,359	23,662,559
Teck Resources Ltd., Class B	1,128	38,334
Thomson Reuters Corp.	42,748	7,954,551
TMX Group Ltd.	129,616	5,252,899
Wheaton Precious Metals Corp.	151,376	12,639,556
WSP Global Inc.	41,249	7,311,480
		478,145,373
Denmark — 0.9%
DSV A/S	77,454	16,417,127
Novonesis (Novozymes) B, Class B	76,231	4,951,762
Pandora A/S	11,145	1,659,077
Rockwool A/S, Class B	35,734	1,631,263
Zealand Pharma A/S(a)	2,714	191,950
		24,851,179
Finland — 0.5%
Fortum OYJ	69,204	1,160,313
Kesko OYJ, Class B	70,581	1,620,456
Nokia OYJ	1,598,173	7,989,543
Orion OYJ, Class B	24,165	1,513,008
Wartsila OYJ Abp	119,515	2,208,199
		14,491,519
France — 3.6%
Alstom SA(a)	115,346	2,785,509
Cie de Saint-Gobain SA	119,870	13,032,026
Covivio SA/France	12,682	711,142
Credit Agricole SA	126,838	2,379,048
EssilorLuxottica SA	55,517	15,997,389
Euronext NV(b)	28,374	4,742,634
Sanofi SA	153,566	16,798,866
Schneider Electric SE	158,765	37,094,767
Sodexo SA	17,221	1,093,134
Unibail-Rodamco-Westfield, New	24,273	2,054,832
		96,689,347
Germany — 12.0%
adidas AG	23,145	5,325,469
Commerzbank AG	210,870	5,581,209
CTS Eventim AG & Co. KGaA	17,491	2,072,456
Deutsche Bank AG, Registered	358,995	9,412,972
Deutsche Boerse AG	60,910	19,618,737
Deutsche Telekom AG, Registered	1,454,667	52,248,052
Evonik Industries AG	81,563	1,832,953
Fresenius SE & Co. KGaA(a)	107,808	5,120,547
GEA Group AG	46,038	3,003,505
Hannover Rueck SE	8,244	2,646,321
Heidelberg Materials AG	30,674	6,132,146
Henkel AG & Co. KGaA	1,313	92,672
LEG Immobilien SE	16,969	1,438,448
MTU Aero Engines AG	21,859	7,565,520
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	29,195	19,987,174
Nemetschek SE	13,862	1,842,048
Rational AG	1,854	1,590,795
Rheinmetall AG	7,759	13,213,982

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
SAP SE	431,402	$126,223,356
Siemens Energy AG(a)	369,666	28,532,176
Symrise AG, Class A	5,169	596,148
Talanx AG(a)	9,146	1,049,669
Vonovia SE	144,374	4,788,899
		319,915,254
Hong Kong — 0.5%
BOC Hong Kong Holdings Ltd.	586,000	2,430,951
CK Infrastructure Holdings Ltd.	259,500	1,748,939
Futu Holdings Ltd., ADR	12,492	1,153,136
Hongkong Land Holdings Ltd.	427,900	2,094,143
Power Assets Holdings Ltd.	440,500	2,913,113
SITC International Holdings Co. Ltd.	497,000	1,374,574
Techtronic Industries Co. Ltd.	61,500	618,935
WH Group Ltd.(b)	1,580,500	1,413,295
		13,747,086
Ireland — 0.1%
AIB Group PLC	242,321	1,628,654
Israel — 1.0%
Azrieli Group Ltd.	21,223	1,545,127
Bank Leumi Le-Israel BM	497,489	7,064,855
Check Point Software Technologies Ltd.(a)	21,844	4,796,069
CyberArk Software Ltd.(a)	11,601	4,085,408
Monday.com Ltd.(a)	6,083	1,709,262
Teva Pharmaceutical Industries Ltd., ADR(a)	414,187	6,424,041
Wix.com Ltd.(a)	8,334	1,413,363
		27,038,125
Italy — 4.1%
Banco BPM SpA	169,994	1,897,561
BPER Banca SpA	260,496	2,115,771
Enel SpA	1,534,322	13,300,996
Ferrari NV	37,793	17,300,908
FinecoBank Banca Fineco SpA	101,877	2,038,653
Generali	240,492	8,789,438
Intesa Sanpaolo SpA	3,865,476	20,635,013
Leonardo SpA	81,286	4,225,923
Mediobanca Banca di Credito Finanziario SpA	114,093	2,333,661
Poste Italiane SpA(b)	117,128	2,377,370
Prysmian SpA	132,375	7,271,651
UniCredit SpA	391,167	22,758,432
Unipol Gruppo SpA	215,658	3,868,195
		108,913,572
Japan — 17.8%
Advantest Corp.	365,300	15,282,668
Aeon Co. Ltd.	159,500	4,716,602
Ajinomoto Co. Inc.	122,000	2,495,397
Asics Corp.	321,200	6,903,887
Canon Inc.	326,000	10,060,271
Chugai Pharmaceutical Co. Ltd.	298,500	17,196,439
Dai Nippon Printing Co. Ltd.	109,300	1,523,503
Dai-ichi Life Holdings Inc.	637,400	4,602,313
Daiichi Sankyo Co. Ltd.	146,000	3,734,769
Daiwa House Industry Co. Ltd.	89,900	3,252,845
ENEOS Holdings Inc.	681,800	3,282,341
Fast Retailing Co. Ltd.	56,600	18,618,274
FUJIFILM Holdings Corp.	297,900	6,101,698
Fujikura Ltd.	148,900	5,540,104
Fujitsu Ltd.	540,900	12,016,339
Hikari Tsushin Inc.	5,000	1,386,888
Hitachi Ltd.	2,271,800	56,148,701
Security	Shares	Value
Japan (continued)
Hoya Corp.	90,500	$10,648,781
Idemitsu Kosan Co. Ltd.	228,900	1,418,496
ITOCHU Corp.	295,000	15,087,166
Japan Tobacco Inc.	214,100	6,596,001
Kansai Electric Power Co. Inc. (The)	148,900	1,834,513
Kao Corp.	96,600	4,136,559
Konami Group Corp.	48,400	6,912,291
Makita Corp.	63,900	1,868,695
Mitsubishi Electric Corp.	263,300	5,093,642
Mitsubishi HC Capital Inc.	107,000	756,933
Mitsubishi Heavy Industries Ltd.	1,855,200	36,571,263
Mizuho Financial Group Inc.	466,700	11,668,719
MonotaRO Co. Ltd.	80,700	1,552,092
MS&AD Insurance Group Holdings Inc.	503,500	11,444,453
NEC Corp.	435,400	10,598,863
Nexon Co. Ltd.	42,200	662,104
Nippon Building Fund Inc.	1,474	1,368,180
Nippon Sanso Holdings Corp.	49,100	1,571,359
Nippon Yusen KK	96,400	3,149,668
Nomura Research Institute Ltd.	87,600	3,317,187
Obayashi Corp.	183,100	2,840,828
Obic Co. Ltd.	84,300	2,951,469
Olympus Corp.	210,900	2,763,421
Oracle Corp./Japan	11,500	1,382,546
ORIX Corp.	184,300	3,697,063
Otsuka Corp.	50,600	1,122,260
Otsuka Holdings Co. Ltd.	260,300	12,689,826
Pan Pacific International Holdings Corp.	67,500	2,078,152
Rakuten Group Inc.(a)	495,500	2,921,630
Recruit Holdings Co. Ltd.	613,100	33,975,091
Resona Holdings Inc.	333,800	2,677,674
Ricoh Co. Ltd.	150,300	1,580,872
SCSK Corp.	19,900	520,493
Seiko Epson Corp.	67,900	941,982
Sekisui House Ltd.	129,600	2,979,530
Shimadzu Corp.	3,000	76,792
SoftBank Corp.	4,664,300	7,058,228
Sompo Holdings Inc.	240,500	7,881,448
Sumitomo Electric Industries Ltd.	172,400	2,771,054
Sumitomo Mitsui Financial Group Inc.	869,100	20,734,304
Sumitomo Mitsui Trust Group Inc.	104,000	2,572,828
Taisei Corp.	39,500	2,141,769
TDK Corp.	684,500	7,304,602
Terumo Corp.	355,300	6,800,698
Toho Co. Ltd./Tokyo	19,800	1,130,411
Tokio Marine Holdings Inc.	600,500	24,069,452
Tokyo Gas Co. Ltd.	55,600	1,847,187
Toppan Holdings Inc.	67,600	1,897,704
Trend Micro Inc./Japan	27,300	1,958,791
Yokogawa Electric Corp.	48,400	1,047,383
Zensho Holdings Co. Ltd.	17,300	1,069,024
ZOZO Inc.	186,700	1,896,029
		476,500,545
Netherlands — 2.6%
Adyen NV(a)(b)	6,429	10,403,491
AerCap Holdings NV	44,573	4,724,738
Coca-Cola Europacific Partners PLC	40,431	3,668,709
DSM-Firmenich AG	11,053	1,200,722
ING Groep NV	558,845	10,852,389
InPost SA(a)	81,698	1,380,033
Koninklijke Ahold Delhaize NV	128,627	5,281,302
Koninklijke Philips NV(a)	131,187	3,329,502

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
NN Group NV	62,994	$3,862,817
Prosus NV	321,527	15,074,662
Wolters Kluwer NV	52,914	9,342,440
		69,120,805
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	225,670	4,552,444
Infratil Ltd.	281,098	1,761,845
		6,314,289
Norway — 0.4%
Kongsberg Gruppen ASA	51,043	8,223,471
Orkla ASA	286,606	3,196,360
		11,419,831
Singapore — 2.4%
DBS Group Holdings Ltd.	523,700	17,014,586
Oversea-Chinese Banking Corp. Ltd.	699,500	8,656,847
Sea Ltd., ADR(a)	115,608	15,497,252
Singapore Exchange Ltd.	274,400	3,018,634
Singapore Technologies Engineering Ltd.	414,600	2,354,199
Singapore Telecommunications Ltd.	2,877,500	8,325,166
United Overseas Bank Ltd.	236,200	6,273,197
Yangzijiang Shipbuilding Holdings Ltd.	1,066,500	1,826,875
		62,966,756
Spain — 3.8%
ACS Actividades de Construccion y Servicios SA	60,120	3,766,808
Aena SME SA(b)	23,513	5,906,840
Banco de Sabadell SA	940,144	2,743,136
Banco Santander SA	2,097,486	14,768,107
CaixaBank SA	930,651	7,132,701
Endesa SA	74,845	2,247,788
Ferrovial SE	108,097	5,273,242
Iberdrola SA	2,088,004	37,638,055
Industria de Diseno Textil SA	388,304	20,881,041
		100,357,718
Sweden — 2.2%
AddTech AB, Class B	85,152	2,864,721
Alfa Laval AB	50,367	2,089,013
Assa Abloy AB, Class B	270,510	8,211,054
Beijer Ref AB, Class B	96,033	1,464,825
Essity AB, Class B	110,103	3,184,072
Fastighets AB Balder, Class B(a)	185,557	1,333,865
Industrivarden AB, Class C	39,411	1,383,984
Investor AB, Class B	500,820	14,838,525
Lifco AB, Class B	61,394	2,376,853
Saab AB, Class B	57,479	2,676,481
Swedish Orphan Biovitrum AB(a)	58,743	1,786,651
Tele2 AB, Class B	143,786	2,121,423
Telefonaktiebolaget LM Ericsson, Class B	1,304,560	11,020,113
Telia Co. AB	715,625	2,688,223
		58,039,803
Switzerland — 9.2%
ABB Ltd., Registered	486,122	25,672,465
Baloise Holding AG, Registered	14,074	3,131,078
BKW AG	3,934	788,717
Galderma Group AG	18,650	2,166,115
Givaudan SA, Registered	2,000	9,648,719
Helvetia Holding AG, Registered	10,279	2,267,522
Holcim AG	157,529	17,603,534
Lonza Group AG, Registered	17,937	12,887,899
Novartis AG, Registered	326,391	37,227,246
Roche Holding AG, Bearer	9,215	3,205,683
Security	Shares	Value
Switzerland (continued)
Roche Holding AG, NVS	195,982	$64,083,439
Sandoz Group AG	155,755	6,755,822
Schindler Holding AG, Registered	5,842	2,071,246
SGS SA	36,864	3,600,181
Sonova Holding AG, Registered	15,990	4,915,549
Swiss Prime Site AG, Registered	18,210	2,567,720
UBS Group AG, Registered	626,470	19,016,726
Zurich Insurance Group AG	39,112	27,740,990
		245,350,651
United Kingdom — 9.6%
3i Group PLC	279,483	15,844,176
Barclays PLC	4,501,817	17,933,623
British American Tobacco PLC	345,598	15,053,677
BT Group PLC	1,571,377	3,647,096
Experian PLC	262,946	13,081,838
Haleon PLC	1,167,791	5,876,173
HSBC Holdings PLC	2,283,346	25,453,324
Imperial Brands PLC	298,678	12,255,671
Kingfisher PLC	27,981	107,545
Lloyds Banking Group PLC	9,901,034	9,727,545
London Stock Exchange Group PLC	124,869	19,443,536
Marks & Spencer Group PLC	783,859	4,073,358
NatWest Group PLC, NVS	2,814,325	18,102,549
Next PLC	26,384	4,352,740
Rolls-Royce Holdings PLC	3,760,313	38,063,660
Standard Chartered PLC	610,923	8,799,280
Tesco PLC	1,747,712	8,649,429
Unilever PLC	577,149	36,747,008
		257,212,228
United States — 1.5%
Spotify Technology SA(a)(c)	63,794	39,168,240
Total Common Stocks — 99.2% (Cost: $2,164,847,141)		2,649,937,499
Preferred Stocks
Germany — 0.1%
Henkel AG & Co. KGaA, Preference Shares, NVS	28,102	2,182,580
Total Preferred Stocks — 0.1% (Cost: $2,564,844)		2,182,580
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	6,329	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.3% (Cost: $2,167,411,985)		2,652,120,079
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	36,364,230	36,378,775

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	630,000	$630,000
Total Short-Term Securities — 1.4% (Cost: $37,008,483)		37,008,775
Total Investments — 100.7% (Cost: $2,204,420,468)		2,689,128,854
Liabilities in Excess of Other Assets — (0.7)%		(19,232,085)
Net Assets — 100.0%		$2,669,896,769

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,037,609	$35,341,863 (a)	$—	$(1,106)	$409	$36,378,775	36,364,230	$7,212 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	580,000	50,000 (a)	—	—	—	630,000	630,000	22,969	—
				$(1,106)	$409	$37,008,775		$30,181	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	264	06/12/25	$4,928	$(3,680)
Euro STOXX 50 Index	112	06/20/25	6,521	5,675
FTSE 100 Index	45	06/20/25	5,092	56,661
				$58,656
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Intl Momentum Factor ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$562,160,165	$2,087,777,334	$—	$2,649,937,499
Preferred Stocks	—	2,182,580	—	2,182,580
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	37,008,775	—	—	37,008,775
	$599,168,940	$2,089,959,914	$—	$2,689,128,854
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$62,336	$—	$62,336
Liabilities
Equity Contracts	—	(3,680)	—	(3,680)
	$—	$58,656	$—	$58,656

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares